Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Note 10 Property, Plant and Equipment
TDS’ Property, plant and equipment in service and under construction, and related accumulated depreciation and amortization, as of December 31, 2019 and 2018, were as follows:

December 31,	Useful Lives (Years)	2019	2018
(Dollars in millions)
Land	N/A	$57	$55
Buildings	5-40	527	523
Leasehold and land improvements	1-30	1,314	1,245
Cable and wire	15-35	1,996	1,884
Network and switching equipment	3-13	2,507	2,423
Cell site equipment	7-25	3,708	3,460
Office furniture and equipment	3-10	387	378
Other operating assets and equipment	3-12	174	193
System development	1-7	1,604	1,486
Work in process	N/A	590	427
Total property, plant and equipment, gross		12,864	12,074
Accumulated depreciation and amortization		(9,337)	(8,728)
Total property, plant and equipment, net		$3,527	$3,346

Depreciation and amortization expense totaled $890 million, $839 million and $817 million in 2019, 2018 and 2017, respectively. In 2019, 2018 and 2017, (Gain) loss on asset disposals, net included charges of $12 million, $9 million and $21 million, respectively, related to disposals of assets, trade-ins of older assets for replacement assets and other retirements of assets from service in the normal course of business.